Accounts and notes receivable, net (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Receivables [Abstract]
Receivables from franchisees	$ 33,323	$ 27,778
Debit and credit card receivables	53,062	38,839
Delivery Sales Receivables	29,177	7,871
Meal voucher receivables	8,609	5,641
Notes receivable	562	2,593
Allowance for doubtful accounts	(460)	(542)
Accounts and notes receivable, net	$ 124,273	$ 82,180